Accounts Receivable - Schedule of Components of Accounts Receivable, Net (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Components of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 57,213	$ 62,745	$ 73,219
Investment banking fees, commissions and other receivables	12,824	12,008	13,110
Total accounts receivable	70,037	74,753	86,329
Allowance for credit losses	(6,580)	(6,100)	(4,373)
Accounts receivable, net	$ 63,457	$ 68,653	$ 81,956